Participation and residual liabilities in the Pictures segment (Tables)	12 Months Ended
Mar. 31, 2023
Text Block [Abstract]
Summary Of Detailed Information On Participation And Residual Liabilities Explanatory
The changes in participation and residual liabilities for the fiscal year ended March 31, 2023 are as follows:

Yen in millions
Fiscal year ended March 31
2023
Balance at beginning of the fiscal year	410,275

Current portion	190,162
Non-current portion	220,113

Additional participation and residual liabilities	210,226
Amounts paid during the year	(220,415)
Unpaid amounts reversed during the year	(13,605)
Translation adjustment	36,694

Balance at end of the fiscal year	423,175

Current portion	230,223
Non-current portion	192,952